Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	$ 167,364,286	$ 72,758,717
Gain on player buyout		204,764
Total Revenue	167,364,286	72,963,481
Cost of Sales	129,589,540	54,294,967
Gross Margin	37,774,746	18,668,514
Operating Expenses
Professional fees	3,073,330	2,273,088
Consulting fees	4,591,688	5,805,134
Advertising and promotion	3,047,149	1,409,084
Office and general	6,972,055	2,878,813
Salaries and wages	25,140,326	9,131,447
Technology support, web development and content	10,640,184	4,734,548
Esports player, team and game expenses	5,497,165	3,446,652
Foreign exchange gain	(2,079,774)	(13,832)
Share-based compensation	18,918,489	818,383
Amortization and depreciation	9,518,471	5,036,787
Total operating expenses	85,319,083	35,520,104
Transaction costs	1,490,463	1,882,081
Share of loss from investment in associates and joint ventures	266,641	2,057,135
Interest and accretion	2,844,956	5,236,482
Change in fair value of investment	444,764	(183,951)
Loss on modification of long-term debt		1,140,320
Gain on repayment of long-term debt	(39,502)
Gain on settlement of long-term debt	(11,991)
Loss on settlement of vendor-take-back loan	316,241
Loss on revaluation of deferred payment liability	181,707
Loss on conversion of convertible debentures		49,002
Interest income	(51,529)	(102,158)
Net loss before income taxes	(52,986,087)	(26,930,501)
Income taxes
Current tax expense	194,222	5,617
Deferred tax recovery	(1,133,687)	(83,786)
Net loss for the year	(52,046,622)	(26,852,332)
Items that may be reclassified to profit or loss
Foreign currency translation adjustment	481,738	(44,650)
Net loss and comprehensive loss for the year	$ (51,564,884)	$ (26,896,982)
Net loss per share, basic and diluted	$ (0.43)	$ (0.32)
Weighted average number of common shares outstanding, basic and diluted	121,002,659	83,401,398